Total
HEARTLAND VALUE FUND
HEARTLAND VALUE FUND
Investment Goal
The Value Fund seeks long-term capital appreciation through investing in small companies.
FEES AND EXPENSES OF THE VALUE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HEARTLAND VALUE FUND - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HEARTLAND VALUE FUND	Investor Class		Institutional Class
Management Fees	0.75%		0.75%
Distribution (12b-1) Fees	0.25%	[1]	none
Other Expenses	0.10%		0.20%
Total Annual Fund Operating Expenses	1.10%		0.95%	[2]
[1]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[2]	Heartland Advisors, Inc. (“Heartland Advisors”) has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.

Example.

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HEARTLAND VALUE FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	112	350	606	1,339
Institutional Class	97	303	525	1,165

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies of the Value Fund

The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than $2.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $300 million at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks of investing in the value fund

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks. It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

-	General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	common stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-	SMALLER COMPANY SECURITIES RISK. Common stocks of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-	Recent Market Events. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

-	Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

◾	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. The Fund’s share price will fluctuate.

Past Performance

The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I Value Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
2nd Quarter 2020.....30.51%	1st Quarter of 2020…..-35.44%

TABLE II Value Fund - Average Annual Total Returns [for the periods ended 12/31/20]
Average Annual Returns - HEARTLAND VALUE FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	13.14%	8.13%	6.53%	11.30%	Dec. 28, 1984
Institutional Class	Return Before Taxes	12.93%	11.64%	7.17%	7.37%	Dec. 28, 1984
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	12.93%	7.10%	4.98%	9.54%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	7.92%	6.26%	4.93%	9.37%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	8.66%	10.73%	Dec. 28, 1984

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.